Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Total income	$ 34,673,431		$ 27,633,962		$ 125,570,441		$ 114,816,635
Operating Expenses
Personnel	11,573,990		16,379,638		51,217,083		56,831,368
Transaction expense	8,238,586		11,794,369		40,776,825		43,476,143
Third-party technology and data	1,749,176		2,076,314		8,190,022		5,549,844
Marketing, advertising, and tradeshows	3,199,174		5,298,707		18,972,025		9,251,854
General and administrative	2,798,210		7,743,061		16,411,912		15,768,583
Provision for credit losses	1,694,364		10,465,595		29,437,179		52,621,682
Reimbursement of merger-related costs					(11,000,000)
Total operating expenses	29,253,500		53,757,684		154,005,046		183,499,474
Operating Income (Loss)	5,419,931		(26,123,722)		(28,434,605)		(68,682,839)
Other Income (Expense)
Net interest expense	(3,377,047)		(1,615,339)		(8,600,716)		(5,269,284)
Other income (expense), net	113,487		(228,339)		(225,606)		(65,145)
Loss on extinguishment of line of credit					(813,806)		(1,092,679)
Fair value adjustment on warrants	(420,201)				50,424
Income (Loss) before taxes	1,736,170		(27,967,400)		(38,024,309)		(75,109,947)
Income tax expense	11,624		21,146		69,447		58,416
Net Income (Loss)	1,724,546		(27,988,546)		(38,093,756)		(75,168,363)
Other Comprehensive (Loss) Income
Foreign currency translation adjustment	(145,808)		407,986		(1,207,885)		69,406
Total Comprehensive Loss	$ 1,578,738		$ (27,580,560)		$ (39,301,641)		$ (75,098,957)
Net loss per share*:
Basic (in Dollars per share)	$ 0.31	[1]	$ (5.2)	[1]	$ (7)	[2]	$ (14.26)	[2]
Diluted (in Dollars per share)	$ 0.31	[1]	$ (5.2)	[1]	$ (7.00)	[2]	$ (14.26)	[2]
Basic (in Shares)	5,480,673	[1]	5,383,476	[1]	5,443,605	[2]	5,272,212	[2]
Diluted (in Shares)	5,556,830	[1]	5,383,476	[1]	5,443,605	[2]	5,272,212	[2]

[1]	Effective May 11, 2023, we performed a 1-for-38 reverse stock split. Share and per-share amounts have been retroactively restated.
[2]	Effective May 11, 2023, we performed a 1-for-38 reverse stock split. Share amounts (excluding shares authorized and par value) have been retroactively restated.